Intangible Assets, Net - Schedule of Intangible Assets (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 112,631	$ 15,430	¥ 61,077	¥ 56,848
Customer Relationship
Finite-Lived Intangible Assets [Line Items]
Intangible asset, remaining useful life	3 years 9 months	3 years 9 months
Amortization of intangible assets	¥ 46,072
Customer Relationship | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset, remaining useful life	3 years 9 months	3 years 9 months
Customer Relationship | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset, remaining useful life	6 years 3 months	6 years 3 months